Fair Value of Financial Assets and Liabilities - Measured at Fair Value - Schedule of Financial Derivative Instruments (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
CVA	$ (27,300)	$ (40,971)
DVA	436	589
Derivative financial instruments held for hedging [member]
Disclosure of financial assets [line items]
CVA	(2)
Derivative financial instruments held for hedging [member] | Hedges of net investment in foreign operations [member]
Disclosure of financial assets [line items]
CVA	(2)
Derivative financial instruments held for trading [member]
Disclosure of financial assets [line items]
CVA	(27,298)	(40,971)
DVA	436	589
Derivative financial instruments held for trading [member] | Currency Forward Contract [member]
Disclosure of financial assets [line items]
CVA	(304)	(443)
DVA	170	205
Derivative financial instruments held for trading [member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
CVA	(22,261)	(36,363)
DVA	41	37
Derivative financial instruments held for trading [member] | Interest rate swaps contract [member]
Disclosure of financial assets [line items]
CVA	(4,733)	(4,165)
DVA	$ 225	$ 347